Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	WST Investment Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001580350
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 28, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 28, 2024
Prospectus Date	rr_ProspectusDate	Dec. 29, 2023
WSTCM CREDIT SELECT RISK-MANAGED FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WSTCM CREDIT SELECT RISK-MANAGED FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Updated Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information under the heading “Performance Summary” in the Prospectus is hereby updated as follows:

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, and since inception compare with those of a broad-based securities market index. The bar chart and table show the performance of the Fund’s Institutional Shares. The Fund’s Investor Shares would have substantially similar annual returns and would differ only to the extent the Investor Shares have different expenses. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-515-4626 or by visiting www.wstcmfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year, five years, and since inception compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-515-4626
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wstcmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	WSTCM Credit Select Risk-Managed Fund Institutional Shares Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return of the Fund’s Institutional Shares through March 31, 2024 is 1.30%.

Quarterly Returns During This Time Period

Highest: 5.07% (quarter ended December 31, 2023)

Lowest: -1.59% (quarter ended March 31, 2022)

Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return of the Fund’s Institutional Shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.59%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only and after-tax returns for Investor Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Shares only and after-tax returns for Investor Shares will vary.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

This supplement provides new and updated information about the Fund beyond that contained in the Fund’s Prospectus and SAI. The Fund’s Prospectus and SAI, each dated December 29, 2023 (as each may be supplemented from time to time), have been filed with the Securities and Exchange Commission and are incorporated herein by reference. If you have any questions regarding the Fund or to obtain a copy of the Fund’s Prospectus or SAI without charge, please call the Fund at (866) 515-4626.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WSTCM CREDIT SELECT RISK-MANAGED FUND | Bloomberg U.S. Corporate High Yield Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.45%
5 Years	rr_AverageAnnualReturnYear05	5.37%
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
WSTCM CREDIT SELECT RISK-MANAGED FUND | WSTCM Credit Select Risk-Managed Fund Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Annual Return 2015	rr_AnnualReturn2015	(0.66%)
Annual Return 2016	rr_AnnualReturn2016	12.12%
Annual Return 2017	rr_AnnualReturn2017	3.53%
Annual Return 2018	rr_AnnualReturn2018	(0.35%)
Annual Return 2019	rr_AnnualReturn2019	5.78%
Annual Return 2020	rr_AnnualReturn2020	10.87%
Annual Return 2021	rr_AnnualReturn2021	2.45%
Annual Return 2022	rr_AnnualReturn2022	(2.30%)
Annual Return 2023	rr_AnnualReturn2023	5.98%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.98%
5 Years	rr_AverageAnnualReturnYear05	4.46%
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
WSTCM CREDIT SELECT RISK-MANAGED FUND | WSTCM Credit Select Risk-Managed Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.84%
5 Years	rr_AverageAnnualReturnYear05	3.11%
Since Inception	rr_AverageAnnualReturnSinceInception	2.40%
WSTCM CREDIT SELECT RISK-MANAGED FUND | WSTCM Credit Select Risk-Managed Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.50%
5 Years	rr_AverageAnnualReturnYear05	2.86%
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%
WSTCM CREDIT SELECT RISK-MANAGED FUND | WSTCM Credit Select Risk-Managed Fund Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.45%
5 Years	rr_AverageAnnualReturnYear05	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception	3.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014